Consolidated statements of cash flows - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Cash flows from operating activities
Profit for the year	$ 33,423,529	$ 45,252,712	$ 13,580,791
Adjustments for:
Finance costs	636,679	130,490	2,817
Depreciation	605,424	147,295	1,284
Loss on disposal of property, plant and equipment	8,825
Amortisation of intangible assets	1,663,284	141,644	9,172
Amortisation of contract costs	1,277,110	1,153,831
Impairment loss on trade receivables	6,789,129	3,925,335	183,232
Impairment loss on intangible assets		1,907,503
Impairment loss on contract costs	1,496,501	1,100,000
Income tax expense	1,138,561	6,348,444	1,592,549
Change in fair value of warrant liabilities	(40,772,657)	(26,111,685)
Unrealised gain on other investments	(142,783)
Cash flows from operating activities	6,123,602	33,995,569	15,369,845
Trade receivables	(27,786,666)	(15,304,401)	(13,578,288)
Loan receivables	(4,495,915)
Other current assets	(1,857,561)	645,662	(2,528,534)
Other payables	5,969,056	10,357,419	929,921
Contract liabilities	10,876	(48,418)	97,542
Deferred income	104,990	75,848
Cash (used in)/generated from operations	(21,931,618)	29,721,679	290,486
Contract costs paid		(5,350,000)
Income tax paid	(6,647,512)
Finance costs paid	(54,627)	(130,490)	(2,817)
Net cash (used in)/generated from operating activities	(28,633,757)	24,241,189	287,669
Cash flows from investing activities
Acquisition of plant and equipment	(257,024)	(443,680)
Development expenditure	(7,273,566)	(8,932,010)	(115,149)
Acquisition of subsidiary, net of cash acquired	(3,827,377)
Acquisition of other investments	(25,000,000)
Net cash used in investing activities	(36,357,967)	(9,375,690)	(115,149)
Cash flows from financing activities
Proceeds from issuance of ordinary shares		3,158	5,000,000
Proceeds from capitalisation of Netfin shares, net of redemptions and issuance costs		99,156,651
Proceeds from warrants assumed		69,923,483
Repurchase of own shares	(35,589,791)	(14,276,718)
Repayment of loans and borrowings			(5,010,000)
Lease payment	(321,632)	(100,411)
Finance costs paid		(24,756)
Net cash generated (used in)/from financing activities	(35,911,423)	154,681,407	(10,000)
Net (decrease)/increase in cash and cash equivalents	(100,903,147)	169,546,906	162,520
Cash and cash equivalents at beginning of the year	134,025,561	165,298	2,778
Restricted cash decrease/(increase)	35,686,643	(35,686,643)
Cash and cash equivalents at end of the year	$ 68,809,057	$ 134,025,561	$ 165,298